J.P. MORGAN INCOME FUNDS

JPMorgan Current Income Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated April 30, 2013

to the Statement of Additional Information

dated July 1, 2012, as supplemented

The portfolio managers’ information for the JPMorgan Current Income Fund (the “Fund”) in the section entitled “Portfolio Managers” of the Statement of Additional Information is hereby deleted in its entirety and replaced with the following:

PORTFOLIO MANAGERS

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by the portfolio managers as of February 29, 2012:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets $thousands)	Number of Accounts	Total Assets ($thousands)
Current Income Fund
John H. Tobin	10	$241,826,940	11	$139,898,781	0	$0
Christopher M. Tufts	10	241,826,940	15	140,801,563	11	4,710,548
Adam Ackermann*	3	856,822	5	782,891	1	1,000,543

*	As of February 28, 2013

The following table shows information on the other accounts managed by the portfolio managers that have advisory fees wholly or partly based on performance as of February 29, 2012:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Current Income Fund
John H. Tobin	0	$0	0	$0	0	$0
Christopher M. Tufts	0	0	0	0	0	0
Adam Ackermann*	0	0	0	0	0	0

*	As of February 28, 2013

SUP-SAI-CIF-PM-413

Portfolio Managers — Ownership of Securities

The following table indicates the dollar range of securities of the Fund beneficially owned by the portfolio managers as of February 29, 2012.

Aggregate Dollar Range of Securities in the Fund
	None	$1-$10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Current Income Fund
John H. Tobin	X
Christopher M. Tufts	X
Adam Ackermann*	X

*	As of February 28, 2013

For a more complete discussion of the portfolio managers’ compensation, see the “Portfolio Manager Compensation” section in Part II of this SAI.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE